FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

Institutional Shares
Institutional Service Shares
Class K Shares

Supplement to Statement of Additional Information dated March 31, 2008

1.           Please delete the references to R. James Nicholson on pages 20, 22 and 23.

May 23, 2008

Cusip 31428P103
Cusip 31428P202
Cusip 31428P301
38618 (5/08)